SHARE CAPITAL (Details Narrative)						12 Months Ended
	Nov. 19, 2024 USD ($) shares	Aug. 21, 2024 USD ($) shares	Aug. 07, 2024 $ / shares	Apr. 29, 2024 USD ($) shares	Feb. 26, 2024 USD ($) shares	Dec. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares	Mar. 27, 2024 $ / shares	Mar. 26, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares							320,000	320,000
Proceeds from issue of ordinary shares	$ 5,272,234	$ 2,720,050		$ 4,882,168	$ 4,877,475			$ 1,526,810
Issuance cost	755,387	343,676		779,615		$ 1,123,417	$ 1,953,032	222,136	$ 5,122
Net proceeds from issue of ordinary shares	$ 4,516,837	2,376,374		4,102,553	4,124,977		8,903,134
Other income loss				671,747	441,166	(1,407,809)		(943,243)	(35,371)
Shares issued for financing cost							$ 10,856,166
Shares issued for financing - ATM								1,748,946
Share issue costs								222,136
Shares issued for financing						10,384,145		$ 11,376,230
Number of options outstanding, Granted | shares							1,200	1,200
Weighted average exercise price, Granted | $ / shares								$ 15.75
Stock option exercisable year							10 years	10 years
Adjustments for share based payments						$ 1,182,618		$ 2,021,664	$ 3,311,024
Exercise price, description			On August 7, 2024, the exercise price of the April 29, 2024 warrants were amended to CAD $0.2250 or CAD $5.625 on a post share consolidation basis
Warrant,description	warrants were amended to CAD$3.3086 from CAD$5.625 and CAD$5.6925 respectively
Weighted average remaining contractual life of warrants						4 years 6 months	4 years 7 months 17 days	4 years 7 months 17 days
Warrants [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares	$ 4,942,719	2,559,974		4,422,815	2,859,509
Prefunded Warrants [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares	1,977,088	$ 591,265		$ 1,248,343	$ 431,084
Warrant exercise price | $ / shares						$ 4.4025				$ 0.1761	$ 0.36
Derivative Liabilty [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares	$ 4,338,931
October warrants [Member]
IfrsStatementLineItems [Line Items]
New exercise price of warrants | $ / shares			$ 5.6925
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	1,200,000	320,000		258,000	88,000
Proceeds from issue of ordinary shares	$ 329,515	$ 160,076		$ 396,137	$ 2,017,966		$ 520,064
Issuance cost					$ 752,498
Common stock 1 [member]
IfrsStatementLineItems [Line Items]
Number of shares exercise | shares						1,991,668
Number of shares issued | shares	400,000	346,667		282,541	448,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares exercise | shares									662
Issuance cost						$ 1,632,871		$ 222,136	$ 5,122
Shares returned to treasury shares | shares						(36,000)
Shares issued for financing						$ 10,384,145		$ 11,376,230
Common shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares							192,000	192,000
Issuance cost								$ 913,833
Shares issued for financing - ATM, shares | shares							26,030	26,030
Shares issued for financing								$ 4,858,995
Proceeds from issuing shares								3,945,162
Other income (expense)								$ 793,979
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for restrcited share units | shares						25,353	60,332	60,332
Number of accelerated vesting shares | shares						25,353	60,331	60,331
Number of accelerated issued shares | shares						185,240	72,839	72,839
Number of accelerated Forfeited shares | shares						16,326	10,519	10,519
Share based payment expense						$ 1,121,815		$ 1,866,490
Stock options [member]
IfrsStatementLineItems [Line Items]
Adjustments for share based payments						$ 60,803		$ 151,174